Cash flow changes from financing activities (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Changes From Financing Activities Tables Abstract
Schedule of changes in financing activities

Details of changes in financing activities for the year ended December 31, 2020 are as follows:

			Non-cash changes
	January 1, 2020	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2020
Investment portfolio	20,790	150	—	(247)	(2,248)	18,445
Share capital	94,500	2,568	9,662	—	—	106,730
Lease liability	5,208	(444)	(428)	—	—	4,336
Credit facility	76,472	(39,050)	—	—	222	37,644
Debentures	44,039	(399)	(3,175)	(116)	309	40,658
Convertible debentures	12,373	—	(4,265)	—	643	8,751
Total	232,592	(37,175)	1,794	(363)	(1,074)	216,564

Details of changes in financing activities for the year ended December 31, 2019 are as follows:

			Non-cash changes
	January 1, 2019	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2019
Share capital	75,045	770	18,685	—	—	94,500
Credit facility	76,465	(565)	—	—	572	76,472
Debentures	42,156	2,213	—	(330)	—	44,039
Convertible debentures	11,889	—	(276)	—	760	12,373
Lease liability	4,694	(833)	1,347	—	—	5,208
Derivative financial liability	964	—	(1,534)	—	570	—
Total	211,213	1,585	18,222	(330)	1,902	232,592